Contingencies - Additional Information (Detail) - CAD	1 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Loss Contingencies [Line Items]
Payments made		CAD 1,000,000	CAD 1,000,000
Maximum [Member]
Loss Contingencies [Line Items]
Plaintiff sought value	CAD 125,000,000